Summary of Significant Accounting Policies (Detail)	9 Months Ended		12 Months Ended
	Oct. 01, 2016 USD ($) shares	Sep. 26, 2015 USD ($)	Jan. 02, 2016 USD ($) Customer $ / shares shares	Dec. 27, 2014 USD ($) Customer shares	Dec. 28, 2013 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Accounts receivable collection period			30 days
Effect of LIFO liquidation on cost of sales			$ 0	$ 7,000,000	$ 0
LIFO balance sheet reserves	$ 109,000,000		134,000,000	208,000,000
Effect of LIFO reserves on cost of goods sold	$ (24,808,000)	$ (41,999,000)	$ (73,882,000)	$ 60,321,000	11,925,000
Percentage of workers compensation included in total liability			80.00%
Common shares issued | shares	220,609,000		166,667,000	169,420,846
Common shares Outstanding | shares	220,609,000		166,667,000	169,420,846
Intrinsic value related to vested stock option			$ 0
Intrinsic value of options at grant date | $ / shares			$ 0
Shipping and handling costs			$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Scenario, Previously Reported [Member]
Schedule Of Significant Accounting Policies [Line Items]
Common shares issued | shares			169,025,288
Common shares Outstanding | shares			169,025,288
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			5.00%	5.00%
Number of customers | Customer			0	0
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years		3 years
Risk reduction strategy			$ 1,000,000
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	40 years		40 years
Risk reduction strategy			$ 3,000,000